Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	64,022,678	59,820,384
Common shares, shares outstanding (in shares)	64,022,678	59,820,384
Reportable Legal Entities [Member] | Parent Company
Condensed Financial Statements
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	64,022,678	59,820,384
Common shares, shares outstanding (in shares)	64,022,678	59,820,384